Trade Receivables - Allowance for Doubtful Receivables (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Valuation And Qualifying Accounts [Abstract]
Balance at beginning of year	$ 3,500	$ 3,104	$ 3,603
Charge to bad debts expense	516	3,377	1,579
Write-off of receivables	(542)	(2,909)	(2,000)
Currency translation adjustment	(292)	(72)	(78)
Balance at end of year	$ 3,182	$ 3,500	$ 3,104